Short-term Loans (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 18, 2020 USD ($) m²	Mar. 18, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 10, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 18, 2020 CNY (¥) m²	Jan. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019	Jul. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)
Short-term Loans (Details) [Line Items]
Loan repayment			$ 13,097,915	$ 9,455,440		$ 8,790,530
Interest expense on all short-term bank loans			$ 481,558	609,097		480,452
China Merchants Bank [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount																			$ 4,400,000	¥ 30.0
Bank of Communications [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount															$ (3,000,000)	$ 1,500,000	¥ 10.0
Fixed interest rate percentage														5.0025%		5.0025%	5.0025%
Loan repayment				700,000	¥ 5.0
Outstanding loan balance				718,000									¥ 5.0
Haikong Holdings Microfinance Co Ltd [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount						$ 220,000												¥ 1.5
Loan repayment				40,000	¥ 0.3
Working capital duration						1 year
Effective interest rate, percentage						19.20%												19.20%
Property with carrying value of the collateral						$ 200,000												¥ 1.4
Debt instrument, description			For the remaining balance of $0.17 million (RMB1.2 million), the Company entered into a loan extension agreement with HHMC to extend the repayment date to November 11, 2020 with a fixed interest rate of 16‰ per month before May 11, 2020, and a fixed interest rate of 2% per month from May 11, 2020 to the actual repayment date.
Changjiang Li Autonomous County Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount				$ 300,000									¥ 2.0
Fixed interest rate percentage				8.50%									8.50%
Hunyuan Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount				$ 700,000				¥ 5.0					¥ 5.0
Fixed interest rate percentage				8.04%				6.109%					8.04%
Working capital duration				1 year	1 year
Bank of Jiangsu [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount | ¥											¥ 5.0
Line of credit	$ 700,000										¥ 5.0
Annual interest rate	4.55%										4.55%
Nanjing Bank [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount										¥ 10.0		$ 1,400,000
Fixed interest rate percentage										5.22%		5.22%
Huaxia Bank [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount			$ 3,100,000				¥ 20.0		$ 3,100,000
Fixed interest rate percentage			6.00%				6.00%		5.655%
REIT Xinyi [Member]
Short-term Loans (Details) [Line Items]
Land use right (in Square Meters) | m²	74,254.61										74,254.61
Land use rights carrying value	$ 1,900,000	¥ 9.9
Beijing Bank [Member]
Short-term Loans (Details) [Line Items]
Description of loan agreement			Bejing REIT entered into four loan agreements in January, February, April, and May 2019 with BJB to borrow approximately $2.9 million (RMB20 million) as working capital. These loans had a term of 12 months and bore a fixed interest rate of 5.44% per annum.